Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Separate account assets	$ 56,741	[1]	$ 53,447	[1]
Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	36,395		32,715
Derivative instruments - assets	3,042		2,137
Separate account assets	88,076		84,069
Assets at fair value	127,513		118,921
Liabilities
Total future policy benefits and claims	(261)		1,010
Derivative instruments - liabilities	(2,664)		(2,183)
Liabilities at fair value	(2,925)		(1,173)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,665		1,476
Derivative instruments - assets			0
Separate account assets	84,583		80,647
Assets at fair value	86,248		82,123
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	33,427		30,106
Derivative instruments - assets	2,631		1,794
Separate account assets	1,387		1,339
Assets at fair value	37,445		33,239
Liabilities
Derivative instruments - liabilities	(2,661)		(2,178)
Liabilities at fair value	(2,661)		(2,178)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,303		1,133
Derivative instruments - assets	411		343
Separate account assets	2,106		2,083
Assets at fair value	3,820		3,559
Liabilities
Total future policy benefits and claims	(261)		1,010
Derivative instruments - liabilities	(3)		(5)
Liabilities at fair value	(264)		1,005
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	(177)		1,094
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	(177)		1,094
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	(84)		(84)
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	(84)		(84)
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	35,418		32,249
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,623		1,412
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	32,528		29,749
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,267		1,088
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	527		561
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	523		557
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1		1
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	3		3
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	2,285		1,963
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	66		63
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	2,219		1,900
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value			0
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	21,250		18,785
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value			1
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	21,158		18,705
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	92		79
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	4,650		4,594
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value			0
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	3,659		3,791
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	991		803
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	3,839		4,003
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,034		791
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	2,796		3,203
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	9		9
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,502		1,504
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value			0
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,499		1,504
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	3		0
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,365		839
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value			0
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,196		645
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	169		194
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	977	[2]	466	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	42	[2]	64	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	899	[2]	357	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	$ 36	[2]	$ 45	[3]

[1]	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.
[2]	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.
[3]	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.